Quarterly Holdings Report
for
Fidelity® SAI Sustainable Sector Fund
February 28, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SES-NPRT3-0423
1.9905638.100
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	553	10,457
Cellnex Telecom SA (a)	81	3,039
		13,496
Entertainment - 1.6%
Cinemark Holdings, Inc. (b)	359	4,886
Netflix, Inc. (b)	215	69,258
Sea Ltd. ADR (b)	213	13,310
Take-Two Interactive Software, Inc. (b)	103	11,284
The Walt Disney Co. (b)	420	41,836
Warner Bros Discovery, Inc. (b)	284	4,436
		145,010
Interactive Media & Services - 5.0%
Alphabet, Inc. Class A (b)	3,243	292,065
Meta Platforms, Inc. Class A (b)	926	161,994
Snap, Inc. Class A (b)	1,312	13,317
		467,376
Media - 0.6%
Charter Communications, Inc. Class A (b)	45	16,542
Comcast Corp. Class A	1,047	38,917
		55,459
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (b)	299	42,512
TOTAL COMMUNICATION SERVICES		723,853
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Lear Corp.	105	14,663
Automobiles - 1.6%
Ferrari NV	67	17,445
Tesla, Inc. (b)	650	133,712
		151,157
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc. (b)	23	58,052
Domino's Pizza, Inc.	50	14,701
Marriott International, Inc. Class A	351	59,403
Yum! Brands, Inc.	243	30,900
		163,056
Household Durables - 0.1%
Mohawk Industries, Inc. (b)	62	6,377
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (b)	2,793	263,184
eBay, Inc.	572	26,255
Uber Technologies, Inc. (b)	566	18,825
		308,264
Multiline Retail - 0.5%
Dollar General Corp.	173	37,420
Target Corp.	35	5,898
		43,318
Specialty Retail - 2.0%
Fast Retailing Co. Ltd.	54	10,669
Lowe's Companies, Inc.	319	65,634
The Home Depot, Inc.	142	42,109
TJX Companies, Inc.	864	66,182
		184,594
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	205	24,352
PVH Corp.	192	15,406
Tapestry, Inc.	498	21,668
		61,426
TOTAL CONSUMER DISCRETIONARY		932,855
CONSUMER STAPLES - 6.7%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	285	63,755
The Coca-Cola Co.	1,896	112,831
		176,586
Food & Staples Retailing - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	253	11,868
Costco Wholesale Corp.	169	81,826
Walmart, Inc.	153	21,746
		115,440
Food Products - 0.6%
Bunge Ltd.	557	53,194
Household Products - 2.0%
Colgate-Palmolive Co.	499	36,577
Procter & Gamble Co.	1,062	146,089
		182,666
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	370	89,929
TOTAL CONSUMER STAPLES		617,815
ENERGY - 4.5%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	886	47,144
Oil, Gas & Consumable Fuels - 4.0%
Africa Oil Corp.	7,801	15,951
Canadian Natural Resources Ltd.	860	48,600
Eco Atlantic Oil & Gas Ltd. (b)	20,329	5,512
Hess Corp.	471	63,444
Imperial Oil Ltd.	975	48,225
Kosmos Energy Ltd. (b)	2,693	21,194
MEG Energy Corp. (b)	3,389	53,548
Phillips 66 Co.	451	46,255
Tourmaline Oil Corp.	515	22,570
Valero Energy Corp.	333	43,866
		369,165
TOTAL ENERGY		416,309
FINANCIALS - 11.8%
Banks - 5.9%
AIB Group PLC	2,333	9,984
Bank of America Corp.	4,420	151,606
BankUnited, Inc.	105	3,719
BNP Paribas SA	163	11,396
Citigroup, Inc.	321	16,271
Citizens Financial Group, Inc.	252	10,524
Comerica, Inc.	158	11,076
DNB Bank ASA	643	12,831
Eurobank Ergasias Services and Holdings SA ADR (b)	12,722	9,033
JPMorgan Chase & Co.	474	67,948
KBC Group NV	187	13,984
M&T Bank Corp.	96	14,908
NatWest Group PLC	460	1,616
Piraeus Financial Holdings SA (b)	3,243	8,236
PNC Financial Services Group, Inc.	67	10,581
Societe Generale Series A	117	3,372
U.S. Bancorp	653	31,168
UniCredit SpA	881	18,024
Wells Fargo & Co.	3,020	141,245
		547,522
Capital Markets - 1.6%
Bank of New York Mellon Corp.	1,122	57,087
BlackRock, Inc. Class A	37	25,509
Cboe Global Markets, Inc.	80	10,094
Goldman Sachs Group, Inc.	22	7,736
Intercontinental Exchange, Inc.	132	13,438
State Street Corp.	400	35,472
		149,336
Consumer Finance - 0.7%
American Express Co.	172	29,926
Capital One Financial Corp.	219	23,889
OneMain Holdings, Inc.	177	7,627
		61,442
Diversified Financial Services - 0.3%
Apollo Global Management, Inc.	409	28,998
Sunrisemezz Ltd. (b)	43	6
		29,004
Insurance - 3.3%
Arthur J. Gallagher & Co.	191	35,784
Assurant, Inc.	44	5,605
Chubb Ltd.	40	8,441
Globe Life, Inc.	205	24,946
Hartford Financial Services Group, Inc.	487	38,122
Marsh & McLennan Companies, Inc.	276	44,751
Progressive Corp.	322	46,213
Prudential PLC	255	3,897
The Travelers Companies, Inc.	514	95,152
		302,911
TOTAL FINANCIALS		1,090,215
HEALTH CARE - 14.7%
Biotechnology - 2.2%
AbbVie, Inc.	174	26,779
Avidity Biosciences, Inc. (b)	321	7,608
Exact Sciences Corp. (b)	154	9,599
Karuna Therapeutics, Inc. (b)	65	12,962
Legend Biotech Corp. ADR (b)	337	15,563
Regeneron Pharmaceuticals, Inc. (b)	83	63,115
Repligen Corp. (b)	61	10,637
Sarepta Therapeutics, Inc. (b)	105	12,824
Vertex Pharmaceuticals, Inc. (b)	84	24,384
Xencor, Inc. (b)	385	12,370
Zai Lab Ltd. (b)	1,989	7,283
		203,124
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (b)	2,162	101,009
Insulet Corp. (b)	80	22,109
Intuitive Surgical, Inc. (b)	31	7,111
iRhythm Technologies, Inc. (b)	61	7,178
Masimo Corp. (b)	160	26,770
Nevro Corp. (b)	159	4,999
Penumbra, Inc. (b)	240	62,398
ResMed, Inc.	79	16,827
Stryker Corp.	104	27,340
Tandem Diabetes Care, Inc. (b)	197	7,064
		282,805
Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc. (b)	211	15,300
agilon health, Inc. (b)	1,720	36,481
Centene Corp. (b)	549	37,552
Cigna Group	173	50,533
CVS Health Corp.	119	9,941
Humana, Inc.	80	39,602
LifeStance Health Group, Inc. (b)	672	3,441
Molina Healthcare, Inc. (b)	37	10,187
Surgery Partners, Inc. (b)	473	15,822
UnitedHealth Group, Inc.	308	146,590
		365,449
Health Care Technology - 0.2%
Phreesia, Inc. (b)	298	10,966
Veeva Systems, Inc. Class A (b)	54	8,946
		19,912
Life Sciences Tools & Services - 2.7%
Bruker Corp.	243	16,748
Danaher Corp.	302	74,754
IQVIA Holdings, Inc. (b)	174	36,274
Lonza Group AG	7	4,170
Thermo Fisher Scientific, Inc.	183	99,142
West Pharmaceutical Services, Inc.	45	14,266
		245,354
Pharmaceuticals - 2.6%
AstraZeneca PLC (United Kingdom)	260	33,872
Eli Lilly & Co.	322	100,213
Merck & Co., Inc.	479	50,889
Novo Nordisk A/S Series B	106	14,973
Royalty Pharma PLC	957	34,308
UCB SA	121	10,415
		244,670
TOTAL HEALTH CARE		1,361,314
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	243	115,245
Airlines - 0.4%
Delta Air Lines, Inc. (b)	864	33,126
Building Products - 1.1%
Trane Technologies PLC	530	98,034
Electrical Equipment - 1.4%
AMETEK, Inc.	922	130,518
Machinery - 2.2%
Caterpillar, Inc.	381	91,269
Fortive Corp.	1,724	114,922
		206,191
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	590	7,086
Road & Rail - 1.3%
CSX Corp.	2,494	76,042
Old Dominion Freight Lines, Inc.	126	42,747
		118,789
TOTAL INDUSTRIALS		708,989
INFORMATION TECHNOLOGY - 26.4%
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	565	43,799
IT Services - 3.6%
Accenture PLC Class A	78	20,713
Block, Inc. Class A (b)	439	33,684
Capgemini SA	100	18,811
Cognizant Technology Solutions Corp. Class A	310	19,415
Dlocal Ltd. (b)	335	5,005
MasterCard, Inc. Class A	76	27,002
MongoDB, Inc. Class A (b)	98	20,533
Twilio, Inc. Class A (b)	230	15,458
Visa, Inc. Class A	688	151,319
Wix.com Ltd. (b)	159	14,394
Worldline SA (a)(b)	248	10,330
		336,664
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (b)	323	25,381
ASML Holding NV (Netherlands)	28	17,258
Lam Research Corp.	101	49,087
Marvell Technology, Inc.	166	7,495
Micron Technology, Inc.	931	53,830
NVIDIA Corp.	936	217,302
NXP Semiconductors NV	244	43,549
Renesas Electronics Corp. (b)	3,218	41,569
SolarEdge Technologies, Inc. (b)	91	28,931
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	511	44,493
		528,895
Software - 10.6%
Adobe, Inc. (b)	225	72,889
Autodesk, Inc. (b)	179	35,566
Black Knight, Inc. (b)	70	4,172
Coupa Software, Inc. (b)	111	8,991
Elastic NV (b)	192	11,332
Five9, Inc. (b)	157	10,362
HubSpot, Inc. (b)	71	27,467
Intuit, Inc.	138	56,191
Microsoft Corp.	2,464	614,562
Salesforce.com, Inc. (b)	459	75,097
Synopsys, Inc. (b)	108	39,286
Workday, Inc. Class A (b)	125	23,184
		979,099
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	3,741	551,461
TOTAL INFORMATION TECHNOLOGY		2,439,918
MATERIALS - 3.4%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	94	26,882
Celanese Corp. Class A	66	7,671
CF Industries Holdings, Inc.	179	15,374
Chemtrade Logistics Income Fund	1,267	8,524
Corteva, Inc.	488	30,398
DuPont de Nemours, Inc.	199	14,533
Linde PLC	190	66,190
LyondellBasell Industries NV Class A	164	15,742
Olin Corp.	167	9,644
The Chemours Co. LLC	209	7,144
Valvoline, Inc.	553	19,466
		221,568
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	24	8,637
Vulcan Materials Co.	64	11,578
		20,215
Containers & Packaging - 0.2%
Aptargroup, Inc.	67	7,820
Greif, Inc. Class A	85	6,039
Sealed Air Corp.	140	6,807
		20,666
Metals & Mining - 0.6%
First Quantum Minerals Ltd.	525	11,470
Freeport-McMoRan, Inc.	916	37,529
		48,999
TOTAL MATERIALS		311,448
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	27	4,044
American Tower Corp.	132	26,137
Corporate Office Properties Trust (SBI)	398	10,121
Crown Castle International Corp.	150	19,613
CubeSmart	108	5,075
Elme Communities (SBI)	416	7,742
Equinix, Inc.	49	33,725
Equity Lifestyle Properties, Inc.	294	20,142
Essex Property Trust, Inc.	54	12,315
Host Hotels & Resorts, Inc.	1,346	22,613
Life Storage, Inc.	20	2,410
Mid-America Apartment Communities, Inc.	50	8,005
Prologis (REIT), Inc.	298	36,773
Simon Property Group, Inc.	60	7,325
Ventas, Inc.	342	16,638
Welltower, Inc.	288	21,347
		254,025
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (b)	280	3,623
TOTAL REAL ESTATE		257,648
UTILITIES - 2.7%
Electric Utilities - 1.8%
Edison International	342	22,644
Evergy, Inc.	192	11,292
Exelon Corp.	380	15,348
FirstEnergy Corp.	564	22,301
NextEra Energy, Inc.	701	49,792
PG&E Corp. (b)	312	4,873
Southern Co.	593	37,395
		163,645
Multi-Utilities - 0.9%
Consolidated Edison, Inc.	128	11,437
Dominion Energy, Inc.	296	16,464
NiSource, Inc.	570	15,635
Public Service Enterprise Group, Inc.	201	12,146
Sempra Energy	214	32,091
		87,773
TOTAL UTILITIES		251,418
TOTAL COMMON STOCKS (Cost $8,933,768)		9,111,782

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (c) (Cost $187,005)	186,968	187,005

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $9,120,773)	9,298,787
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(56,375)
NET ASSETS - 100.0%	9,242,412

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,369 or 0.1% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	20,845	5,330,009	5,163,849	2,562	-	-	187,005	0.0%
Total	20,845	5,330,009	5,163,849	2,562	-	-	187,005

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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